Disclosure of detailed information about business combination (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2019 KRW (₩)
Acquisition-date fair value of total consideration transferred [Abstract]
Cash and cash equivalents	₩ 156,700
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	₩ 2,389
Business combinations [Member]
Disclosure of detailed information about business combination [Line Items]
Company	Eumseong Natural Gas Power Co., Ltd.
Key operation activities	Power generation
Date of merger	Dec. 23, 2019
Percentage of voting equity interests acquired	100.00%
Description of how acquirer obtained control of acquiree	Eumseong Natural Gas Power Co., Ltd. was established in August 2019 by spin-off from Dangjin Eco Power Co., Ltd., and obtained the license for LNG combined power generation under the 8th Basic Plan for Long-Term Electricity Supply and Demand. Korea East-West Power Co., Ltd., a subsidiary of the Company, acquired 100% of its interest in Eumseong Natural Gas Power Co., Ltd. for stable power supply and profit generation through diversification of power sources, and merged with Eumseong Natural Gas Power Co., Ltd. on December 23, 2019.
Description of valuation techniques and significant inputs used to measure non-controlling interest in acquiree measured at fair value	Goodwill arose from the business combination due to the transfer price including the premium to obtain control paid in order to acquire Eumseong Natural Gas Power Co., Ltd. It also includes expectation of synergy effect and future growth in profits derived from business combination with LNG combined power generation project. These business rights can be separated from goodwill which satisfies the recognition requirements and thus the business rights have been recognized as a separate intangible asset. On the contrary, the expected benefits such as direct fuel acquisition and reduce costs for O&M did not satisfy the recognition requirements for identifiable intangible assets and thus were not recognized separately from the goodwill.
Description of line item of statement of comprehensive income in which gain or loss as result of remeasuring to fair value equity interest is recognised	There is no sale or net profit included in the statement of comprehensive income (loss) for the year ended December 31,2019, in relation to additional business launched by Eumseong Natural Gas Power Co., Ltd.
Acquisition-date fair value of total consideration transferred [Abstract]
Cash and cash equivalents	₩ 156,700
Other trade payables	10,000
Fair value of the shares owned before the acquisition	59,058
Fair value of transfer price	225,758
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents	2,389
Trade and other receivables	55
Property, plant and equipment	54
Intangible assets	172,434
Other assets	60
Borrowings	(2,900)
Deferred tax liabilities	(41,729)
Less : Fair value of the identifiable net assets	130,363
Goodwill recognised as of acquisition date	₩ 95,395